Thrivent Global Stock Fund Annual Fund Operating Expenses - Thrivent Global Stock Fund	Oct. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.95%
Fee Waiver or Reimbursement	0.00%	[1]
Net Expenses (as a percentage of Assets)	0.95%
Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.64%
Fee Waiver or Reimbursement	0.00%	[1]
Net Expenses (as a percentage of Assets)	0.64%

[1]	The Adviser has contractually agreed, for as long as the current fee structure is in place and through at least February 28, 2027, to waive the management fees that are indirectly incurred by the Fund as a result of its investment in Thrivent Small Cap Value ETF and Thrivent Mid Cap Value ETF, for which the Adviser or an affiliate serves as investment adviser, to an effective rate of 0.05% (representing an amount attributable to certain operating fees and expenses of the ETF). This contractual provision may be terminated upon the mutual agreement between the Independent Trustees of the Fund and the Adviser.